SEGMENTED INFORMATION - Geographic (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Operating segments
Revenues from Mining Operations	$ 3,138,113	$ 2,494,892
Total non-current assets	8,367,567	7,596,325
Canada
Operating segments
Revenues from Mining Operations	2,296,637	1,792,693
Total non-current assets	6,168,927	5,571,885
Mexico
Operating segments
Revenues from Mining Operations	469,344	441,876
Total non-current assets	736,908	787,943
Finland
Operating segments
Revenues from Mining Operations	372,132	260,323
Total non-current assets	1,447,157	1,220,188
Sweden
Operating segments
Total non-current assets	13,812	13,812
United states
Operating segments
Total non-current assets	$ 763	$ 2,497